Short-Term Bank Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-Term Bank Loans
11. SHORT-TERM BANK LOANS
The interest expenses for the years ended December 31, 2017, 2018 and 2019 were US$387 thousand, US$355 thousand and nil
, respectively.
The loan was repaid in
2018
. Interest rates ranged from
1.51
% to
2.95
%
per annum on outstanding monthly balance. In 2018, loans no longer required pledged deposits.